Related Party Transactions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jan. 31, 2026	Dec. 31, 2025	Jul. 31, 2025
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 9. RELATED PARTY TRANSACTIONS

Related Party Receivables

As a result of the Acquisition, the Company assumed related party receivables of $728,218 due from Randy Soule, the second largest shareholder of the Company related to regulatory filing fees. Additionally, the related party receivables balance includes immaterial advances to certain officers of the Company for travel and other expenses.

Related Party Payable

Encore DEC, LLC (“Encore”) provides Engineering, Procurement and Construction (“EPC”) services to the Company. Encore is 100% owned by Randy Soule, the second largest shareholder of the Company. During the three months ending March 31, 2026, and 2025, Encore provided feedstock degumming hydrotreater off gas conservation system construction services and sustainable aviation fuel conversion services and the Company incurred costs of $0 and $1,115,400, respectively, which were subsequently capitalized to CIP. During the three-month period ending March 31, 2026, and the twelve-month period ending December 31, 2025, Encore paid expenses on behalf of the Company totaling $0 and $142,000 (net of expense reimbursements to Encore), respectively. The outstanding payable balance to Encore as of March 31, 2026, and December 31, 2025, were $16,701,982 and $16,701,982, respectively. The payable does not bear any interest and has no due date. The balance is considered payable upon demand and is classified as current on the consolidated balance sheets. The Company expects to repay the balance upon generating the cash flow through operations or financing activity. As of March 31, 2026, and December 31, 2025, cumulative purchases from Encore were included in construction in progress totaled $103,473,847 and $103,473,847, respectively.

Loans Payable to Related Party

During the year ended December 31, 2023, the Company entered into a loan payable with GL borrowing an aggregate of $2,350,000. The amount was borrowed on various dates ranging from August 14, 2023 to November 20, 2023. As of November 17, 2025, the balance due for this loan was $2,350,000, and the amount is expected to be paid within one year. The payable does not bear an interest rate and has no due date.

As a result of the Acquisition that occurred in February 2025, the Company assumed an additional loan payable with GL of $1,200,000. The Company has elected the fair value option for valuing this loan. The loan payable bears interest of $240,000, is unsecured, and is due at the earlier of (i) 30 days from the date of receipt of any customer payment paid to the Company, unless extended in writing by mutual consent or (ii) an event of default (as specified in the promissory note). The note for $1,200,000 was retired on November 17, 2025. During the year ended December 31, 2025, the Company recognized a loss of $240,000, in fair value adjustments related to the promissory note. Gains and losses are recognized in other income (expense) in the consolidated statements of operations.

On April 17, 2025, Legacy XCF and GL entered into a promissory note for gross principal amount of $2,500,000. The promissory note bears interest of $300,000, is unsecured, and is due at the earlier of (i) 10 business days from the date of Legacy XCF entering into any transaction or series of related transactions, including any equity or debt financing, that results in gross proceeds to the Company of at least $15,000,000 and that directly or indirectly results in the Company’s refinancing, repayment, or restructuring of any portion of its secured debt obligations (“Qualified Financing Event”), unless extended in writing by mutual consent of Legacy XCF and GL or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, Legacy XCF issued 3,431,096 shares of its common stock to parties assigned by GL. The Company elected the fair value option for measuring this promissory note. On the issuance date, the note and its corresponding common stock were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received, were recorded as a loss from issuance of debt in the consolidated statements of operations. The note was retired on November 17, 2025. The Company recorded a loss on issuance of debt of $40,531,000 on the issuance date. During the year ending December 31, 2025, the Company recognized a loss of $300,000 in fair value adjustments related to the promissory note. The loss was recognized in other income (expense) in the consolidated statements of operations.

On November 17, 2025, the Company converted the three notes to equity by issuing 8,656,245 Class A common shares.

The Company also assumed an additional loan payable with GL of $356,426 as a result of the Acquisition. Interest on the loan accrues interest at 10% per annum. The loan is already matured and is in default as per the loan agreement although the Company continues to accrue interest. At March 31, 2026, and at December 31, 2025, this note had accrued interest of $86,128 and $77,340, respectively.

Convertible Note Purchase Agreement with EEME Energy SPV I LLC

On July 30, 2025 (the “Initial Closing”), the Company entered into the purchase agreement with EEME Energy SPV I LLC (“EEME Energy”), pursuant to which it issued a convertible note for $2,000,000, which matures one year from the date of issuance and accrues interest at 13.3% per annum. Additionally, on August 11, 2025, the Company issued an additional $4,000,000 convertible note under the purchase agreement (the “Subsequent Closing”). Principal and interest are payable upon the maturity date, unless converted into Class A common stock prior to the maturity date. The Company may sell additional notes to EEME Energy, provided that the aggregate amount does not exceed $7,500,000, and the convertible notes can only be issued for up to one year from the Initial Closing. In connection with the execution of the note purchase agreement, the Company agreed to pay 750,000 shares of the Company’s Class A common stock as an arrangement fee and 200,000 of the Company’s Class A common stock as an advisory fee, which is payable at the Initial Closing (collectively, the “Fee Shares to related party”). At issuance the Company recorded $1,425,000 in expenses for the Fee Shares to related party. This expense was recorded in general and administrative expenses in the consolidated statements of operations. EEME Energy has elected to convert an aggregate of $6,000,000 of the Convertible Promissory Note (including any interest accrued thereon) into shares of Class A common stock of New XCF. The Company has elected the fair value option for valuing this note payable to related party (the “EMEE Energy Note”). At the issuance date, the Company determined a fair value of $6,276,423. For the year ended December 31, 2025, the Company recognized a gain of $25,291 in fair value adjustments related to the convertible note. Gains and losses are recognized in other income (expense) in the consolidated statements of operations.

The provisions of the notes call for the conversion of the notes to shares at a discount to the 5-day VWAP (volume weighted average price) of shares upon issuance. Upon issuance, the Company recorded the fair value for this conversion feature (a derivative) of $187,396 and $247,386 for the $2,000,000 and $4,000,000 notes, respectively.

On October 6, 2025, the Company converted both notes to shares of Class A common stock. At the same time, the Company recorded a loss of fair value on the derivatives associated with the $2,000,000 and $4,000,000 notes for $187,396 and $247,386, respectively.

On November 17, 2025, the Company issued an additional $1,200,000 convertible note under the purchase agreement. The note would accrue interest at 13.3% as in previous notes. The note was converted to equity shares of Class A common stock on November 17, 2025, the same day.

Convertible Note Payable to Related Party

As a result of the Acquisition that occurred in February 2025, the Company assumed a convertible note payable to related party of $100,000,000. The convertible note was issued to RESC as part of the consideration of the Acquisition, bears no interest, and may be prepaid at par without penalty at the Company’s discretion. The note was recorded at cost on the date of Acquisition. Upon closing of the Business Combination, the note automatically converted into 10,000,000 shares of New XCF Class A common stock at a fixed conversion price of $10 per share.

NOTE 9. RELATED PARTY TRANSACTIONS

Related Party Receivables

As a result of the Acquisition, the Company assumed related party receivables of $728,218 due from Randy Soule, the second largest shareholder of the Company related to regulatory filing fees. Additionally, the related party receivables balance includes immaterial advances to certain officers of the Company for travel and other expenses.

Related Party Payable

Encore DEC, LLC (“Encore”) provides Engineering, Procurement and Construction (“EPC”) services to the Company. Encore is 100% owned by Randy Soule, the second largest shareholder of the Company. During the year ended December 31, 2025, and 2024, Encore provided feedstock degumming hydrotreater off gas conservation system construction services and sustainable aviation fuel conversion services and the Company incurred costs of $0 and $0, respectively, which were subsequently capitalized to CIP. During the period ended December 31, 2025, and 2024, Encore paid expenses on behalf of New XCF and Legacy XCF totaling $142,000 and $51,732 (net of expense reimbursements to Encore), respectively. The outstanding payable balance to Encore as of December 31, 2025, and 2024, was $16,701,982 and $38,932,248, respectively. The payable does not bear any interest rate and has no due date. The balance is considered payable upon demand and is classified as current on the consolidated balance sheets. The Company expects to repay the balance upon generating the cash flow through operations or financing activity. As of December 31, 2025, and 2024, cumulative purchases from Encore were included in construction in progress totaled $103,473,847 and $96,412,822, respectively.

Loans Payable to Related Party

During the year ended December 31, 2023, the Company entered into a loan payable with GL borrowing an aggregate of $2,350,000. The amount was borrowed on various dates ranging from August 14, 2023 to November 20, 2023. As of December 31, 2025, and 2024, the balance due for this loan was $2,350,000, and the amount is expected to be paid within one year. The payable does not bear an interest rate and has no due date.

As a result of the Acquisition that occurred in February 2025, the Company assumed an additional loan payable with GL of $1,200,000. The Company has elected the fair value option for valuing this loan. The loan payable bears interest of $240,000, is unsecured, and is due at the earlier of (i) 30 days from the date of receipt of any customer payment paid to the Company, unless extended in writing by mutual consent or (ii) an event of default (as specified in the promissory note). During the year ended December 31, 2025, and 2024, the Company recognized a loss of $240,000 and $0, respectively, in fair value adjustments related to the promissory note. Gains and losses are recognized in other income (expense) in the consolidated statements of operations.

On April 17, 2025, Legacy XCF and GL entered into a promissory note for gross principal amount of $2,500,000. The promissory note bears interest of $300,000, is unsecured, and is due at the earlier of (i) 10 business days from the date of Legacy XCF entering into any transaction or series of related transactions, including any equity or debt financing, that results in gross proceeds to the Company of at least $15,000,000 and that directly or indirectly results in the Company’s refinancing, repayment, or restructuring of any portion of its secured debt obligations (“Qualified Financing Event”), unless extended in writing by mutual consent of Legacy XCF and GL or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, Legacy XCF issued 3,431,096 shares of its common stock to parties assigned by GL. The Company elected the fair value option for measuring this promissory note. On the issuance date, the note and its corresponding common stock were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the consolidated statements of operations. The Company recorded a loss on issuance of debt of $40,531,000 on the issuance date. During the year ending December 31, 2025, and 2024, the Company recognized a loss of $300,000 and $0 in fair value adjustments related to the promissory note. The loss was recognized in other income (expense) in the consolidated statements of operations.

On November 17, 2025, the Company converted the three notes to equity by issuing 8,656,245 Class A common shares.

The Company also assumed an additional loan payable with GL of $356,426 as a result of the Acquisition. Interest on the loan accrues interest at 10% per annum. The loan is already matured and is in default as per the loan agreement although the Company continues to accrue interest. At December 31, 2025, this note had accrued interest of $77,340.

Convertible Note Purchase Agreement with EEME Energy SPV I LLC

On July 30, 2025 (the “Initial Closing”), the Company entered into the purchase agreement with EEME Energy SPV I LLC (“EEME Energy”), pursuant to which it issued a convertible note for $2,000,000, which matures one year from the date of issuance and accrues interest at 13.3% per annum. Additionally, on August 11, 2025, the Company issued an additional $4,000,000 convertible note under the purchase agreement (the “Subsequent Closing”). Principal and interest are payable upon the maturity date, unless converted into Class A common stock prior to the maturity date. The Company may sell additional notes to EEME Energy, provided that the aggregate amount does not exceed $7,500,000, and the convertible notes can only be issued for up to one year from the Initial Closing. In connection with the execution of the note purchase agreement, the Company agreed to pay 750,000 shares of the Company’s Class A common stock as an arrangement fee and 200,000 of the Company’s Class A common stock as an advisory fee, which is payable at the Initial Closing (collectively, the “Fee Shares to related party”). At issuance the Company recorded $1,425,000 in expenses for the Fee Shares to related party. This expense was recorded in general and administrative expenses in the consolidated statements of operations. EEME Energy has elected to convert an aggregate of $6,000,000 of the Convertible Promissory Note (including any interest accrued thereon) into shares of Class A common stock of New XCF. The Company has elected the fair value option for valuing this note payable to related party (the “EMEE Energy Note”). At the issuance date, the Company determined a fair value of $6,276,423. For the year ended December 31, 2025, the Company recognized a gain of $25,291 in fair value adjustments related to the convertible note. Gains and losses are recognized in other income (expense) in the consolidated statements of operations.

The provisions of the notes, call for the conversion of the notes to shares at a discount to the 5-day VWAP (volume weighted average price) of shares upon issuance. As a result, the Company recorded the fair value for this conversion feature (a derivative) of $187,396 and $247,386 for the $2,000,000 and $4,000,000 notes, respectively.

On October 6, 2025, the Company converted both notes to shares of Class A common stock. At the same time, the Company recorded a loss of fair value on the derivatives associated with the $2,000,000 and $4,000,000 notes for $187,396 and $247,386.

On November 17, 2025, the Company issued an additional $1,200,000 convertible note under the purchase agreement. The note would accrue interest at 13.3% as in previous notes. The note was converted to equity shares of Class A common stock on November 17, 2025, the same day.

Convertible Note Payable to Related Party

As a result of the Acquisition that occurred in February 2025, the Company assumed a convertible note payable to related party of $100,000,000. The convertible note was issued to RESC as part of the consideration of the Acquisition, bears no interest, and may be prepaid at par without penalty at the Company’s discretion. The note was recorded at cost on the date of Acquisition. Upon closing of the Business Combination, the note automatically converted into 10,000,000 shares of New XCF Class A common stock at a fixed conversion price of $10 per share.

DevvStream Corp [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

14.    Related party transactions and balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties may be individuals or corporate entities. A transaction is a related party transaction when there is a transfer of resources or obligations between related parties.

At January 31, 2026, the Company had amounts owing and accrued liabilities of $90,318 (July 31, 2025 – $794,990) payable to directors and officers of the Company for salaries, expense reimbursements and professional fees. These amounts are non-interest bearing and have no terms of repayment.

During the six months ended January 31, 2026, the Company incurred wages and management fees of $230,435 and $97,000, respectively, to officers of the Company. Share based compensation incurred to officers and directors of the Company amounted to $75,081.

During the six months ended January 31, 2026, the Company accrued interest of $125,242 on convertible debentures payable to related parties (Note 10).

14.    Related party transactions and balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties may be individuals or corporate entities. A transaction is a related party transaction when there is a transfer of resources or obligations between related parties.

At July 31, 2025, the Company had amounts owing and accrued liabilities of $794,990 (July 31, 2024 – $478,072) payable to directors and officers of the Company for salaries, expense reimbursements and professional fees. These amounts are non-interest bearing and have no terms of repayment.

During the year ended July 31, 2025, the Company incurred wages and management fees of $698,890 and $279,000, respectively, to officers of the Company. Share based compensation incurred to officers and directors of the Company amounted to $488,569.

During the year ended July 31, 2025, the Company accrued interest of $228,518 on convertible debentures payable to related parties (Note 9).

During the year ended July 31, 2025, the Company amended the terms of convertible debentures payable to Focus Impact Partners and Focus Impact Sponsor, and issued an Additional Convertible Note to Focus Impact Partners (Note 9).

During the year ended July 31, 2025, the Company issued 55,729 common shares with a fair value of $585,155 to Focus Impact Partners in consideration for a strategic consulting agreement (Note 13).

During the year ended July 31, 2024, the Company issued convertible debentures to Devvio and Envviron (Note 9). During the year ended July 31, 2025, these loans were amended to extend their maturities to May 30, 2025, and the Company is in negotiations for further extension of maturities.

During the year ended July 31, 2024, the Company signed an amended strategic partnership agreement with Devvio (Note 18).